Offerings - Offering: 1	May 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, under the First Hawaiian, Inc. 2025 Omnibus Incentive Compensation Plan
Amount Registered | shares	4,750,000
Proposed Maximum Offering Price per Unit	24.5125
Maximum Aggregate Offering Price	$ 116,434,375.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,826.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-8 to which this exhibit relates also covers an indeterminate number of additional shares of the common stock, par value $0.01 (the "Common Stock") of First Hawaiian, Inc. (the "Registrant"), which may become issuable under the 2025 Omnibus Incentive Compensation Plan (the "2025 Equity Plan") to prevent dilution resulting from adjustments as a result of stock dividends, stock splits, reverse stock splits and other anti-dilution provisions. Amount Registered: Represents 4,750,000 shares of the Common Stock reserved for issuance under the 2025 Equity Plan. Shares subject to awards under the 2025 Equity Plan that subsequently expire unexercised or that are forfeited or settled in cash will be added to the share maximum available for issuance under the 2025 Equity Plan. Proposed Maximum Offering Price Per Unit: Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the offering price is estimated solely for the purpose of calculating the registration fee on the basis of $24.5125, which is the average of the high and low prices of the Common Stock on the NASDAQ Global Select Market on May 14, 2025.